Non-current Assets Held for Sale - Summary of Non-current Assets Held for Sale (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	₩ 10,515	₩ 6,377
Associates [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	746	1,062
Digital Content Korea Fund [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	3,395	3,645
Intervest Fund [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	0	107
Central Fusion Content Fund [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	884	1,563
P&I Cultural Innovation Fund [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	1,892	0
Inventories [Member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	505	0
Prepaid Expenses [Member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	1,489	0
Property and Equipment [Member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	₩ 1,604	₩ 0